10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Monthly Salary	$ 1,000
Other Expenses
Monthly Salary	1,000
Software Expense	12,000	3,000
Computer and Internet
Bonus Compensation	40,000
Llew Watkins
Monthly Salary	$ 3,500